Employee Stock Incentive Plans - Schedule of general terms of grants under stock option plans and restricted stock unit option plans (Detail)	12 Months Ended
	Mar. 31, 2023 shares ₨ / shares	Mar. 31, 2022 shares ₨ / shares	Mar. 31, 2021 shares ₨ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options			78,199			78,199
Employee stock option plans and restricted stock unit option [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	11,800	24,600	78,199	11,800	24,600	78,199	4,721,388
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	8,452,491	12,242,672	15,831,948	8,452,491	12,242,672	15,831,948
Weighted average remaining life (Months)	14 months	13 months	18 months
Weighted average exercise price | ₨ / shares	₨ 2	₨ 2	₨ 2
Employee stock option plans and restricted stock unit option [member] | Exercise Price US $ 0.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	16,457,558	17,511,902	10,822,476	16,457,558	17,511,902	10,822,476
Weighted average remaining life (Months)	21 months	20 months	19 months
Weighted average exercise price | $ / shares				$ 0.03	$ 0.03	$ 0.03